BUSINESS COMBINATIONS (Notes)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

First Financial completed the following business combinations in 2015 and 2014:

Oak Street. Oak Street is a nationwide lender based in Indianapolis, Indiana that provides loans, secured by commissions and cash collateral accounts, exclusively to insurance agents and brokers to grow their agency business and maximize their book-of-business value. Oak Street's lending activities are driven by agency acquisitions, agency ownership transitions, the purchase by agencies of books of business, as well as financing general working capital needs.  The underwriting of these loans involves analyses of collateral (through use of Oak Street's proprietary software system) that consists of insurance commissions revenue, which collateral is then monitored by Oak Street Funding throughout the life of the loans. First Financial acquired Oak Street for cash consideration and concurrent with the close of the transaction, First Financial paid off all of Oak Street's existing long-term debt, replacing higher-cost funding with the Company's lower-cost funding sources.

First Bexley. Founded in 2006 and conducting operations out of one full service branch location in Bexley, Ohio, First Bexley served commercial and consumer clients throughout Columbus and central Ohio. Under the merger agreement, First Financial acquired First Bexley in a cash and stock transaction in which First Bexley was merged with and into First Financial Bank on August 7, 2014.

Insight. Founded in 2006 and conducting operations out of one full service location in Worthington, Ohio, and a mortgage origination office in Newark, Ohio, Insight provided commercial and consumer banking services to clients throughout Columbus and central Ohio. Under the merger agreement, First Financial acquired Insight in a cash and stock transaction in which Insight merged with and into First Financial Bank on August 7, 2014.

Guernsey. Headquartered in Worthington, Ohio, Guernsey conducted operations out of three full service branches, and served commercial and consumer clients throughout Columbus and central Ohio. Under the terms of the merger agreement, First Financial acquired Guernsey for cash consideration and the transfer of a single bank-owned property to Guernsey's sole shareholder. The Company also paid off all amounts due under a promissory note to a third party on behalf of Guernsey. The Guernsey Bank, an Ohio state chartered bank and wholly-owned subsidiary of Guernsey, merged with and into First Financial as part of the agreement on August 21, 2014.

Each of the acquisitions discussed above were accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date, in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed are subject to refinement for up to one year after the closing date of the acquisitions as additional information relative to closing date fair values become available. The Company finalized fair values during the third quarter of 2015 for the First Bexley, Insight and Guernsey acquisitions, with no changes to the originally recorded adjustments. The Company continues to finalize the fair values of loans, intangible assets and liabilities for the Oak Street acquisition. As a result, the fair value adjustments for Oak Street are preliminary and may change as information becomes available, but no later than August 2016.

The following tables provide the purchase price calculation as of the acquisition dates and the identifiable assets purchased and the liabilities assumed at their estimated fair value. These fair value measurements are based on third-party valuations.

2015
(Dollars in thousands)	Oak Street
Purchase consideration
Cash consideration	$110,000
Payoff of long-term borrowings	197,839
Total purchase consideration	$307,839

Assets acquired
Cash	$2,248
Loans	237,377
Intangible assets	813
Other assets	2,633
Total assets	$243,071

Liabilities assumed
Other liabilities	1,577
Total liabilities	$1,577

Net identifiable assets	$241,494
Goodwill	$66,345

2014
(Dollars in thousands)	First Bexley	Insight	Guernsey	Total
Purchase consideration
Cash consideration	$10,810	$9,880	$13,500	$34,190
Stock consideration	33,699	26,730	0	60,429
Other consideration	0	0	2,523	2,523
Total purchase consideration	$44,509	$36,610	$16,023	$97,142

Assets acquired
Loans	$314,807	$219,008	$72,448	$606,263
Intangible assets	1,280	1,277	999	3,556
Other assets	25,456	30,799	61,238	117,493
Total assets	$341,543	$251,084	$134,685	$727,312

Liabilities assumed
Deposits	$273,860	$179,330	$115,415	$568,605
Borrowings	40,000	44,149	10,742	94,891
Other liabilities	1,454	7,303	606	9,363
Total liabilities	$315,314	$230,782	$126,763	$672,859

Net identifiable assets	$26,229	$20,302	$7,922	$54,453
Goodwill	$18,280	$16,308	$8,101	$42,689

The goodwill arising from the Oak Street acquisition reflects the business’s high growth potential and scalable platform. The acquisition leverages First Financial’s excess capital and is expected to provide additional revenue growth and diversification.
The goodwill arising from the First Bexley, Insight and Guernsey acquisitions reflects the increased market share and related synergies that are expected to result from the acquisitions.

The goodwill arising from the Oak Street, First Bexley and Insight transactions is not deductible for income tax purposes as the mergers were accounted for as tax-free exchanges. The tax-free exchanges resulted in a carryover of tax attributes and tax basis to the Company's subsequent income tax filings and was adjusted for any fair value adjustments required in accounting for the acquisitions. The goodwill arising from the Guernsey transaction is deductible for tax purposes as the Guernsey transaction was considered a taxable exchange. For further detail, see Note 8 – Goodwill and Other Intangible Assets.